INVESTMENT PROPERTIES - Schedule of Significant Unobservable Inputs (Details)	Dec. 31, 2021	Dec. 31, 2020
Core
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	5.90%	6.00%
Terminal Capitalization Rate	4.60%	4.60%
Investment Horizon (years)	11,000,000	11,000,000
Transitional and Development [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	7.30%	7.20%
Terminal Capitalization Rate	5.80%	5.90%
Investment Horizon (years)	10,000,000	10,000,000
LP Investments and Other [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	9.10%	9.40%
Terminal Capitalization Rate	5.90%	6.00%
Investment Horizon (years)	13,000,000	14,000,000
Top of range | Other investment properties
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate		870.00%
Bottom of range | Other investment properties
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	870.00%	500.00%